Note 15 - Earnings Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month periods ended June 30,
	2016	2017
	Basic EPS	Basic EPS
Net income	$72,038	$46,063
Less: paid and accrued earnings allocated to Preferred Stock	(10,473)	(10,473)
Net income available to common stockholders	61,565	35,590
Weighted average number of common shares, basic and diluted	75,474,844	93,851,789
Earnings per common share, basic and diluted	$0.82	$0.38